AIMF-PRO-1-SUP-1

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of the Funds listed below:

Invesco Global Growth Fund

Invesco Global Opportunities Fund

Invesco Global Small & Mid Cap Growth Fund

Invesco International Core Equity Fund

Invesco International Growth Fund

Invesco Select Opportunities Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Global Growth Fund – Fees and Expenses of the Fund”:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5	R6
Management Fees		0.79%	0.79%
Distribution and/or Service (12b-1) Fees		None	None
Other Expenses		0.20	0.20
Total Annual Fund Operating Expenses		0.99	0.99
Fee Waiver and/or Expense Reimbursement[1]		0.02	0.02
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.97	0.97

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 0.97% of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2018. During the term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$99	$313	$545	$1,211
Class R6	$99	$313	$545	$1,211

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the

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Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.”

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Global Opportunities Fund – Fees and Expenses of the Fund”:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5	R6
Management Fees		0.80%	0.80%
Distribution and/or Service (12b-1) Fees		None	None
Other Expenses		1.65	1.65
Total Annual Fund Operating Expenses		2.45	2.45
Fee Waiver and/or Expense Reimbursement[1]		1.68	1.68
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.77	0.77

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 0.77% of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2018. During the term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$79	$602	$1,153	$2,658
Class R6	$79	$602	$1,153	$2,658

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.”

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco International Core Equity Fund – Fees and Expenses of the Fund”:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

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Shareholder Fees (fees paid directly from your investment)	Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5	R6
Management Fees		0.75%	0.75%
Distribution and/or Service (12b-1) Fees		None	None
Other Expenses		0.28	0.27
Total Annual Fund Operating Expenses		1.03	1.02
Fee Waiver and/or Expense Reimbursement[1]		0.16	0.15
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.87	0.87

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 0.87% of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2018. During the term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$89	$312	$553	$1,245
Class R6	$89	$310	$549	$1,234

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.”

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summaries – Invesco Select Opportunities Fund – Fees and Expenses of the Fund”:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

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	Class:	R5	R6
Management Fees		0.80%	0.80%
Distribution and/or Service (12b-1) Fees		None	None
Other Expenses		0.52	0.52
Acquired Fund Fees and Expenses		0.04	0.04
Total Annual Fund Operating Expenses		1.36	1.36
Fee Waiver and/or Expense Reimbursement[1]		0.58	0.58
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.78	0.78

[1]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 0.77% of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2018 and June 30, 2018, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$80	$374	$689	$1,585
Class R6	$80	$374	$689	$1,585

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.”

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information – Invesco Global Growth Fund and Invesco International Core Equity Fund”:

“In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

•	You invest $10,000 in the fund and hold it for the entire 10-year period;

•	Your investment has a 5% return before expenses each year; and

•	Invesco Global Growth Fund, Invesco Small & Mid Cap Growth Fund and Invesco International Growth Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

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Invesco Global Growth Fund– Class R5	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.97%	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.03%	8.20%	12.54%	17.05%	21.75%	26.63%	31.71%	36.99%	42.48%	48.20%
End of Year Balance	$10,403.00	$10,820.16	$11,254.05	$11,705.34	$12,174.72	$12,662.93	$13,170.71	$13,698.86	$14,248.18	$14,819.53
Estimated Annual Expenses	$98.95	$105.05	$109.27	$113.65	$118.21	$122.95	$127.88	$133.00	$138.34	$143.89

Invesco Global Growth Fund– Class R6	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.97%	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%	0.99%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.03%	8.20%	12.54%	17.05%	21.75%	26.63%	31.71%	36.99%	42.48%	48.20%
End of Year Balance	$10,403.00	$10,820.16	$11,254.05	$11,705.34	$12,174.72	$12,662.93	$13,170.71	$13,698.86	$14,248.18	$14,819.53
Estimated Annual Expenses	$98.95	$105.05	$109.27	$113.65	$118.21	$122.95	$127.88	$133.00	$138.34	$143.89

Invesco International Core Equity Fund – Class R5	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.87%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.13%	8.26%	12.56%	17.03%	21.68%	26.51%	31.53%	36.75%	42.18%	47.83%
End of Year Balance	$10,413.00	$10,826.40	$11,256.20	$11,703.08	$12,167.69	$12,650.74	$13,152.98	$13,675.15	$14,218.06	$14,782.51
Estimated Annual Expenses	$88.80	$109.38	$113.73	$118.24	$122.93	$127.81	$132.89	$138.16	$143.65	$149.35

Invesco International Core Equity Fund – Class R6	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.87%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.13%	8.27%	12.58%	17.06%	21.72%	26.57%	31.61%	36.84%	42.29%	47.95%
End of Year Balance	$10,413.00	$10,827.44	$11,258.37	$11,706.45	$12,172.37	$12,656.83	$13,160.57	$13,684.36	$14,229.00	$14,795.31
Estimated Annual Expenses	$88.80	$108.33	$112.64	$117.12	$121.78	$126.63	$131.67	$136.91	$142.36	$148.02

[1]	Your actual expenses may be higher or lower than those shown.”

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Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C and Y shares of the Fund listed below:

Invesco Global Growth Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summary - Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A	B	C	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None[1]	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	B	C	Y
Management Fees		0.79%	0.79%	0.79%	0.79%
Distribution and/or Service (12b-1) Fees		0.25	1.00	1.00	None
Other Expenses		0.38	0.38	0.38	0.38
Total Annual Fund Operating Expenses		1.42	2.17	2.17	1.17
Fee Waiver and/or Expense Reimbursement[2]		0.20	0.20	0.20	0.20
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.22	1.97	1.97	0.97

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C and Class Y shares to 1.22%, 1.97%, 1.97% and 0.97%, respectively, of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2018. During the term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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	1 Year	3 Years	5 Years	10 Years
Class A	$667	$956	$1,266	$2,142
Class B	$700	$960	$1,346	$2,297
Class C	$300	$660	$1,146	$2,488
Class Y	$99	$352	$624	$1,403

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$667	$956	$1,266	$2,142
Class B	$200	$660	$1,146	$2,297
Class C	$200	$660	$1,146	$2,488
Class Y	$99	$352	$624	$1,403

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.”

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information”:

“In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

•	You invest $10,000 in the fund and hold it for the entire 10-year period;

•	Your investment has a 5% return before expenses each year;

•	The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

•	Hypotheticals both with and without any applicable initial sales charge applied; and

•	There is no sales charge on reinvested dividends.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Class A (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.22%	1.42%	1.42%	1.42%	1.42%	1.42%	1.42%	1.42%	1.42%	1.42%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1.93)%	1.58%	5.22%	8.99%	12.89%	16.93%	21.12%	25.45%	29.94%	34.59%
End of Year Balance	$9,807.21	$10,158.31	$10,521.98	$10,898.66	$11,288.83	$11,692.97	$12,111.58	$12,545.18	$12,994.30	$13,459.49
Estimated Annual Expenses	$667.47	$141.76	$146.83	$152.09	$157.53	$163.17	$169.01	$175.06	$181.33	$187.82

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Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.22%	1.42%	1.42%	1.42%	1.42%	1.42%	1.42%	1.42%	1.42%	1.42%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.78%	7.50%	11.34%	15.33%	19.46%	23.74%	28.16%	32.75%	37.51%	42.43%
End of Year Balance	$10,378.00	$10,749.53	$11,134.37	$11,532.98	$11,945.86	$12,373.52	$12,816.49	$13,275.32	$13,750.58	$14,242.85
Estimated Annual Expenses	$124.31	$150.01	$155.38	$160.94	$166.70	$172.67	$178.85	$185.25	$191.88	$198.75

Class B2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.97%	2.17%	2.17%	2.17%	2.17%	2.17%	2.17%	2.17%	1.42%	1.42%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.03%	5.95%	8.94%	12.03%	15.20%	18.46%	21.81%	25.26%	29.74%	34.39%
End of Year Balance	$10,303.00	$10,594.57	$10,894.40	$11,202.71	$11,519.75	$11,845.76	$12,180.99	$12,525.72	$12,974.14	$13,438.61
Estimated Annual Expenses	$199.98	$226.74	$233.16	$239.75	$246.54	$253.52	$260.69	$268.07	$181.05	$187.53

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.97%	2.17%	2.17%	2.17%	2.17%	2.17%	2.17%	2.17%	2.17%	2.17%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.03%	5.95%	8.94%	12.03%	15.20%	18.46%	21.81%	25.26%	28.80%	32.45%
End of Year Balance	$10,303.00	$10,594.57	$10,894.40	$11,202.71	$11,519.75	$11,845.76	$12,180.99	$12,525.72	$12,880.19	$13,244.70
Estimated Annual Expenses	$199.98	$226.74	$233.16	$239.75	$246.54	$253.52	$260.69	$268.07	$275.65	$283.46

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.97%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.03%	8.01%	12.15%	16.45%	20.91%	25.54%	30.35%	35.34%	40.52%	45.90%
End of Year Balance	$10,403.00	$10,801.43	$11,215.13	$11,644.67	$12,090.66	$12,553.73	$13,034.54	$13,533.76	$14,052.11	$14,590.30
Estimated Annual Expenses	$98.95	$124.05	$128.80	$133.73	$138.85	$144.17	$149.69	$155.42	$161.38	$167.56

[1]	Your actual expenses may be higher or lower than those shown.
[2]	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.”

GLG-PRO-1-SUP-1	3

GLOPP-PRO-1-SUP-1

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Global Opportunities Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A	C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None[1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	C	R	Y
Management Fees		0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25	1.00	0.50	None
Other Expenses		1.89	1.89	1.89	1.89
Total Annual Fund Operating Expenses		2.94	3.69	3.19	2.69
Fee Waiver and/or Expense Reimbursement[2]		1.92	1.92	1.92	1.92
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.02	1.77	1.27	0.77

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 1.02%, 1.77%, 1.27% and 0.77%, respectively, of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

GLOPP-PRO-1-SUP-1	1

GLOPP-PRO-1-SUP-1

	1 Year	3 Years	5 Years	10 Years
Class A	$648	$1,238	$1,852	$3,502
Class C	$280	$952	$1,744	$3,817
Class R	$129	$803	$1,502	$3,361
Class Y	$79	$652	$1,253	$2,880

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$648	$1,238	$1,852	$3,502
Class C	$180	$952	$1,744	$3,817
Class R	$129	$803	$1,502	$3,361
Class Y	$79	$652	$1,253	$2,880

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.”

GLOPP-PRO-1-SUP-1	2

ICO-PRO-1-SUP-1

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco International Companies Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A	C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None[1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	C	R	Y
Management Fees		0.94%	0.94%	0.94%	0.94%
Distribution and/or Service (12b-1) Fees		0.25	1.00	0.50	None
Other Expenses[2]		1.56	1.56	1.56	1.56
Total Annual Fund Operating Expenses		2.75	3.50	3.00	2.50
Fee Waiver and/or Expense Reimbursement[3]		1.63	1.63	1.63	1.63
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.12	1.87	1.37	0.87

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”

2 “Other Expenses” are based on estimated amounts for the current fiscal year.

[3]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 1.12%, 1.87%, 1.37% and 0.87%, respectively, of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

ICO-PRO-1-SUP-1	1

ICO-PRO-1-SUP-1

	1 Year	3 Years	5 Years	10 Years
Class A	$658	$1,210	$1,787	$3,348
Class C	$290	$923	$1,678	$3,666
Class R	$139	$774	$1,434	$3,202
Class Y	$89	$623	$1,183	$2,713

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$658	$1,210	$1,787	$3,348
Class C	$190	$923	$1,678	$3,666
Class R	$139	$774	$1,434	$3,202
Class Y	$89	$623	$1,183	$2,713

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the period December 21, 2015 (the Fund’s commencement of operations) through April 30, 2016, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.”

ICO-PRO-1-SUP-1	2

ICO-PRO-2-SUP-1

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of the Fund listed below:

Invesco International Companies Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	R5	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	R5	R6
Management Fees		0.94%	0.94%
Distribution and/or Service (12b-1) Fees		None	None
Other Expenses[1]		1.50	1.44
Total Annual Fund Operating Expenses		2.44	2.38
Fee Waiver and/or Expense Reimbursement[2]		1.57	1.51
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		0.87	0.87

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of each of Class R5 and Class R6 shares to 0.87% of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R5	$89	$610	$1,158	$2,657
Class R6	$89	$598	$1,133	$2,600

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the

ICO-PRO-2-SUP-1	1

ICO-PRO-2-SUP-1

Fund’s performance. During the period December 21, 2015 (the Fund’s commencement of operations) through April 30, 2016, the Fund’s portfolio turnover rate was 13% of the average value of its portfolio.”

ICO-PRO-2-SUP-1	2

I-ICE-PRO-1-SUP-2

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R, Y and Investor Class shares of the Fund listed below:

Invesco International Core Equity Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summary—Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A		B	C	R	Y	Investor
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	5.00%	1.00%	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	B	C	R	Y	Investor
Management Fees		0.75%	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25	1.00	1.00	0.50	None	0.25
Other Expenses		0.61	0.61	0.61	0.61	0.61	0.61
Total Annual Fund Operating Expenses		1.61	2.36	2.36	1.86	1.36	1.61
Fee Waiver and/or Expense Reimbursement[2]		0.49	0.49	0.49	0.49	0.49	0.49
Total Annual Fund Operating Expenses		1.12	1.87	1.87	1.37	0.87	1.12

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class R, Class Y and Investor Class shares to 1.12%, 1.87%, 1.87%, 1.37%, 0.87% and 1.12%, respectively, of the Fund’s average daily net assets (the “expense limits”). Unless Invesco continues the fee waiver agreement, it will terminate on February 28, 2018. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

I-ICE-PRO-1-SUP-2	1

I-ICE-PRO-1-SUP-2

	1 Year	3 Years	5 Years	10 Years
Class A	$658	$985	$1,334	$2,317
Class B	$690	$990	$1,416	$2,471
Class C	$290	$690	$1,216	$2,659
Class R	$139	$537	$960	$2,140
Class Y	$89	$382	$698	$1,592
Investor Class	$114	$460	$830	$1,870

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$658	$985	$1,334	$2,317
Class B	$190	$690	$1,216	$2,471
Class C	$190	$690	$1,216	$2,659
Class R	$139	$537	$960	$2,140
Class Y	$89	$382	$698	$1,592
Investor Class	$114	$460	$830	$1,870

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.”

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information”:

“In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:

•	You invest $10,000 in the fund and hold it for the entire 10-year period;

•	Your investment has a 5% return before expenses each year;

•	The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

•	Hypotheticals both with and without any applicable initial sales charge applied; and

•	There is no sales charge on reinvested dividends.

There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Class A (Includes Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.12%	1.61%	1.61%	1.61%	1.61%	1.61%	1.61%	1.61%	1.61%	1.61%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(1.83)%	1.49%	4.94%	8.49%	12.17%	15.97%	19.90%	23.97%	28.17%	32.52%
End of Year Balance	$9,816.66	$10,149.44	$10,493.51	$10,849.24	$11,217.03	$11,597.29	$11,990.44	$12,396.91	$12,817.17	$13,251.67
Estimated Annual Expenses	$657.89	$160.73	$166.18	$171.81	$177.63	$183.66	$189.88	$196.32	$202.97	$209.85

I-ICE-PRO-1-SUP-2	2

I-ICE-PRO-1-SUP-2

Class A (Without Maximum Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.12%	1.61%	1.61%	1.61%	1.61%	1.61%	1.61%	1.61%	1.61%	1.61%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.88%	7.40%	11.04%	14.81%	18.70%	22.72%	26.88%	31.18%	35.63%	40.23%
End of Year Balance	$10,388.00	$10,740.15	$11,104.24	$11,480.68	$11,869.87	$12,272.26	$12,688.29	$13,118.42	$13,563.14	$14,022.93
Estimated Annual Expenses	$114.17	$170.08	$175.85	$181.81	$187.97	$194.34	$200.93	$207.74	$214.79	$222.07

Class B2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.87%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	1.61%	1.61%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.13%	5.85%	8.65%	11.52%	14.46%	17.48%	20.58%	23.77%	27.96%	32.30%
End of Year Balance	$10,313.00	$10,585.26	$10,864.71	$11,151.54	$11,445.94	$11,748.12	$12,058.27	$12,376.60	$12,796.17	$13,229.96
Estimated Annual Expenses	$189.93	$246.60	$253.11	$259.79	$266.65	$273.69	$280.92	$288.33	$202.64	$209.51

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.87%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%	2.36%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.13%	5.85%	8.65%	11.52%	14.46%	17.48%	20.58%	23.77%	27.03%	30.39%
End of Year Balance	$10,313.00	$10,585.26	$10,864.71	$11,151.54	$11,445.94	$11,748.12	$12,058.27	$12,376.60	$12,703.35	$13,038.72
Estimated Annual Expenses	$189.93	$246.60	$253.11	$259.79	$266.65	$273.69	$280.92	$288.33	$295.94	$303.76

Class R	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.37%	1.86%	1.86%	1.86%	1.86%	1.86%	1.86%	1.86%	1.86%	1.86%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.63%	6.88%	10.24%	13.70%	17.27%	20.95%	24.75%	28.67%	32.71%	36.88%
End of Year Balance	$10,363.00	$10,688.40	$11,024.01	$11,370.17	$11,727.19	$12,095.43	$12,475.22	$12,866.94	$13,270.97	$13,687.67
Estimated Annual Expenses	$139.49	$195.78	$201.93	$208.27	$214.81	$221.55	$228.51	$235.68	$243.08	$250.72

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	0.87%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%	1.36%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.13%	7.92%	11.85%	15.92%	20.14%	24.51%	29.04%	33.74%	38.61%	43.66%
End of Year Balance	$10,413.00	$10,792.03	$11,184.86	$11,591.99	$12,013.94	$12,451.25	$12,904.47	$13,374.20	$13,861.02	$14,365.56
Estimated Annual Expenses	$88.80	$144.19	$149.44	$154.88	$160.52	$166.36	$172.42	$178.69	$185.20	$191.94

Investor Class	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Annual Expense Ratio[1]	1.12%	1.61%	1.61%	1.61%	1.61%	1.61%	1.61%	1.61%	1.61%	1.61%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.88%	7.40%	11.04%	14.81%	18.70%	22.72%	26.88%	31.18%	35.63%	40.23%
End of Year Balance	$10,388.00	$10,740.15	$11,104.24	$11,480.68	$11,869.87	$12,272.26	$12,688.29	$13,118.42	$13,563.14	$14,022.93
Estimated Annual Expenses	$114.17	$170.08	$175.85	$181.81	$187.97	$194.34	$200.93	$207.74	$214.79	$222.07

[1]	Your actual expenses may be higher or lower than those shown.
[2]	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.”

I-ICE-PRO-1-SUP-2	3

SOPP-PRO-1-SUP-1

Statutory Prospectus Supplement dated December 13, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C, R and Y shares of the Fund listed below:

Invesco Select Opportunities Fund

Effective January 1, 2017, the following information replaces in its entirety the information appearing under the heading “Fund Summary – Fees and Expenses of the Fund” in the prospectus:

“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class:	A		C	R	Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%		None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None	[1]	1.00%	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	A	C	R	Y
Management Fees		0.80%	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees		0.25	1.00	0.50	None
Other Expenses		0.66	0.66	0.66	0.66
Acquired Fund Fees and Expenses		0.04	0.04	0.04	0.04
Total Annual Fund Operating Expenses		1.75	2.50	2.00	1.50
Fee Waiver and/or Expense Reimbursement[2]		0.72	0.72	0.72	0.72
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.03	1.78	1.28	0.78

[1]	A contingent deferred sales charge may apply in some cases. See “Shareholder Account Information-Contingent Deferred Sales Charges (CDSCs).”
[2]	Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding Acquired Fund Fees and Expenses and certain items discussed in the SAI) of Class A, Class C, Class R and Class Y shares to 1.02%, 1.77%, 1.27% and 0.77%, respectively, of the Fund’s average daily net assets (the “expense limits”). Invesco has also contractually agreed to waive a portion of the Fund’s management fee in an amount equal to the net management fee that Invesco earns on the Fund’s investments in certain affiliated funds, which will have the effect of reducing the Acquired Fund Fees and Expenses. Unless Invesco continues the fee waiver agreements, they will terminate on February 28, 2018 and June 30, 2018, respectively. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board of Trustees.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating

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SOPP-PRO-1-SUP-1

expenses remain equal to the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement in the first year and the Total Annual Fund Operating Expenses thereafter.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$649	$1,004	$1,383	$2,443
Class C	$281	$710	$1,266	$2,782
Class R	$130	$558	$1,011	$2,269
Class Y	$80	$403	$750	$1,729

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class A	$649	$1,004	$1,383	$2,443
Class C	$181	$710	$1,266	$2,782
Class R	$130	$558	$1,011	$2,269
Class Y	$80	$403	$750	$1,729

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.”

SOPP-PRO-1-SUP-1	2

AIMF-ICO-SUP-4

Statement of Additional Information Supplement dated December 13, 2016

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, R, R5, R6 and Y shares, as applicable, of the Fund listed below:

Invesco International Companies Fund

Effective January 1, 2017, the following information replaces in its entirety the ninth, tenth and eleventh paragraphs under the heading “INVESTMENT ADVISORY AND OTHER SERVICES – Investment Adviser” of the Statement of Additional Information.

“Invesco also has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement). The expense limitations for the Fund’s shares are:

Fund	Expense Limitation	Expiration Date
Invesco International Companies Fund
Class A Shares	1.12%	February 28, 2018
Class C Shares	1.87%	February 28, 2018
Class R Shares	1.37%	February 28, 2018
Class Y Shares	0.87%	February 28, 2018
Class R5 Shares	0.87%	February 28, 2018
Class R6 Shares	0.87%	February 28, 2018

Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invests. As a result, the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may exceed the Fund’s expense limit.

If applicable, such contractual fee waivers or reductions are set forth in the fee table to the Fund’s prospectus. Unless Invesco continues the fee waiver agreements, they will terminate as indicated above. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board.”

AIMF-ICO-SUP-4	1

AIMF-SUP-6

Statement of Additional Information Supplement dated December 13, 2016

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, R5, R6, Y and Investor Class shares, as applicable, of the Funds listed below:

Invesco Asia Pacific Growth Fund

Invesco European Growth Fund

Invesco Global Growth Fund

Invesco Global Opportunities Fund

Invesco Global Small & Mid Cap Growth Fund

Invesco International Core Equity Fund

Invesco International Growth Fund

Invesco Select Opportunities Fund

Effective January 1, 2017, the following information replaces in its entirety the ninth and tenth paragraphs under the heading “INVESTMENT ADVISORY AND OTHER SERVICES – Investment Adviser” of the Statement of Additional Information.

“Invesco also has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items, including litigation expenses; and (v) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement). The expense limitations for the following Funds’ shares are:

Fund	Expense Limitation
	Expires June 30, 2017	Expires February 28, 2018
Invesco Asia Pacific Growth Fund
Class A Shares	2.25%	—
Class B Shares	3.00%	—
Class C Shares	3.00%	—
Class Y Shares	2.00%	—
Invesco European Growth Fund
Class A Shares	2.25%	—
Class B Shares	3.00%	—
Class C Shares	3.00%	—
Class R Shares	2.50%	—
Class Y Shares	2.00%	—
Investor Class Shares	2.25%	—
Invesco Global Growth Fund
Class A Shares	—	1.22%
Class B Shares	—	1.97%
Class C Shares	—	1.97%
Class Y Shares	—	0.97%
Class R5 Shares	—	0.97%
Class R6 Shares	—	0.97%
Invesco Global Opportunities Fund
Class A Shares	—	1.02%
Class C Shares	—	1.77%
Class R Shares	—	1.27%
Class Y Shares	—	0.77%
Class R5 Shares	—	0.77%
Class R6 Shares	—	0.77%

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AIMF-SUP-6

Fund	Expense Limitation
	Expires June 30, 2017	Expires February 28, 2018
Invesco Global Small & Mid Cap Growth Fund
Class A Shares	2.25%	—
Class B Shares	3.00%	—
Class C Shares	3.00%	—
Class Y Shares	2.00%	—
Class R5 Shares	2.00%	—
Invesco International Core Equity Fund
Class A Shares	—	1.12%
Class B Shares	—	1.87%
Class C Shares	—	1.87%
Class R Shares	—	1.37%
Class Y Shares	—	0.87%
Class R5 Shares	—	0.87%
Class R6 Shares	—	0.87%
Investor Class Shares	—	1.12%
Invesco International Growth Fund
Class A Shares	2.25%	—
Class B Shares	3.00%	—
Class C Shares	3.00%	—
Class R Shares	2.50%	—
Class Y Shares	2.00%	—
Class R5 Shares	2.00%	—
Class R6 Shares	2.00%	—
Invesco Select Opportunities Fund
Class A Shares	—	1.02%
Class C Shares	—	1.77%
Class R Shares	—	1.27%
Class Y Shares	—	0.77%
Class R5 Shares	—	0.77%
Class R6 Shares	—	0.77%

Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invests. As a result, the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may exceed a Fund’s expense limit.

If applicable, such contractual fee waivers or reductions are set forth in the fee table to the Fund’s prospectus. Unless Invesco continues the fee waiver agreements, they will terminate as indicated above. During their terms, the fee waiver agreements cannot be terminated or amended to increase the expense limits or reduce the advisory fee waiver without approval of the Board.”

AIMF-SUP-6	2